INCOME PER SHARE (Tables)	6 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the six months indicated:

	Six months ended December 31,
	2017	2018
	(Unaudited)	(Unaudited)
Numerator:

Net income attributable to the Company - basic	$57,591	$72,036

Net income attributable to the Company - diluted (i)	$58,067	$72,324

Denominator:

Weighted average ordinary shares outstanding used in computing basic income per share	60,428,431	60,450,930
Effect of dilutive securities

Convertible Bond	788,800	796,200

Restricted shares	23,861	24,734
Weighted average ordinary shares outstanding used in computing diluted income per share	61,241,092	61,271,864

Income per share - basic	$0.95	1.19

Income per share - diluted	$0.95	1.18

(i) For the six months ended December 31, 2017 and 2018, interest accretion related to the Convertible Bond of $476 and $288 respectively, is added back to derive net income attributable to the Company for computing diluted income per share.